SCHEDULE OF ESTIMATED FAIR VALUES OF THE LIABILITIES MEASURED ON A RECURRING BASIS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Measurement Input, Expected Dividend Rate [Member]
Derivative liability measurement input
Minimum [Member]
Term	21 days	3 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	95	0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	4.03	3.96
Maximum [Member]
Term	1 year	1 year 1 month 13 days
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	268	304
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	4.22	5.39